Trade and other liabilities	12 Months Ended
Dec. 31, 2025
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Trade and other liabilities
24. Trade and other liabilities

All figures in £ millions	2025	2024

Current

Trade payables	281	273

Sales return liability	19	27

Deferred income	328	329

Interest payable	13	12

Accruals and other liabilities	402	413

	1,043	1,054

Non-current

Deferred income	61	62

Accruals and other liabilities	15	21

	76	83
The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods.